REVENUE RECOGNITION - Disaggregation of revenue (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended			12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 1,526,689				$ 13,049,009	$ 17,522,164
Charging revenue - retail
Disaggregation of Revenue [Line Items]
Revenues	283,429				5,582,931	6,073,029
Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenues	80,399				1,312,646	3,511,402
Ancillary revenue
Disaggregation of Revenue [Line Items]
Revenues	64,542				1,596,391	2,649,619
Non-charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenues	9,178				552,210
Regulatory credits and other
Disaggregation of Revenue [Line Items]
Revenues	99,105				1,758,435	1,843,514
Regulatory credits
Disaggregation of Revenue [Line Items]
Revenues	990,036				$ 2,246,396	$ 3,444,600
Successor
Disaggregation of Revenue [Line Items]
Revenues		$ 4,130,495	$ 2,326,313	$ 4,130,495
Successor | Charging revenue - retail
Disaggregation of Revenue [Line Items]
Revenues		1,802,664	1,339,464
Successor | Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenues		332,338	375,331
Successor | Charging Revenue- Commercial
Disaggregation of Revenue [Line Items]
Revenues		490,907	332,451
Successor | Network Revenue OEM [Member]
Disaggregation of Revenue [Line Items]
Revenues		532,433	60,370
Successor | Ancillary revenue
Disaggregation of Revenue [Line Items]
Revenues		403,502	$ 218,697
Successor | Regulatory Credit Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 568,651
Predecessor
Disaggregation of Revenue [Line Items]
Revenues	1,526,689
Predecessor | Charging revenue - retail
Disaggregation of Revenue [Line Items]
Revenues	283,429
Predecessor | Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Revenues	80,399
Predecessor | Charging Revenue- Commercial
Disaggregation of Revenue [Line Items]
Revenues	64,542
Predecessor | Network Revenue OEM [Member]
Disaggregation of Revenue [Line Items]
Revenues	9,178
Predecessor | Ancillary revenue
Disaggregation of Revenue [Line Items]
Revenues	99,105
Predecessor | Regulatory Credit Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 990,036